CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 8 - CAPITAL STOCK

The Company has authorized 200,000,000 shares of common stock with par value of $0.001. As of December 31, 2012 and 2011 the Company had 37,040,040 and 36,000,000 shares of common stock issued and outstanding, respectively.

On June 8, 2012, in expectation of going public, a share exchange was effected in which Sterling Consolidated Corp, delivered 30,697,040, shares to shareholders of Sterling Seal and Supply, Inc.; 1,500,000 shares to the shareholders of Integrity; 540,000 shares to the members of Q5 and 1,080,000 shares to the members of ADDR. The existing shareholders of Sterling Consolidated Corp retained 2,880,000 shares resulting in a total of 36,697,040 shares outstanding post-share exchange. The resultant structure is such that Sterling Consolidated Corp is effectively a holding corp with wholly owned ownership of Sterling Seal and Supply, Inc., Integrity, Q5 and ADDR. The consolidated financials presented herein are presented as if the share exchange had occurred at the beginning of the periods being reported on (Jan 1, 2011).

Authorization of Preferred Stock

On May 18, 2012, the Company authorized the issuance of 10,000,000 shares of preferred stock with a par value of $0.001. No shares of preferred stock have been issued as of the date of this filing.